Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

1933 Act Rule 497(j)
1933 Act File No. 002-60770
1940 Act File No. 811-02806

Direct Dial: (215) 564-8099

January 12, 2016

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:             Delaware Group Cash Reserve (the “Registrant”)
SEC File Nos. 002-60770 and 811-02806
Rule 497(j) filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 72 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on January 5, 2016.

If you have any questions with the respect to the filing, please do not hesitate to telephone me at (215) 564-8099.

Very truly yours,

/s/Jonathan M. Kopcsik
Jonathan M. Kopcsik

Philadelphia, PA ● Malvern, PA ● New York, NY ● Harrisburg, PA ● Wilmington, DE ● Cherry Hill, NJ ● Washington, DC

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